Inventories	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventories
Inventories
Inventories consisted of the following:

	As of December 31,
	2015	2014
Parts and work-in-process	$118.3	$105.7
Finished goods	130.2	159.9
Total inventories	$248.5	$265.6

Parts and work-in-process include parts for gaming machines, lottery terminals and instant lottery ticket materials, as well as labor and overhead costs for work-in-process associated with the manufacturing of instant lottery games and lottery terminals. Our finished goods inventory primarily consists of gaming machines for sale, instant games for our Participation arrangements and licensed branded merchandise.